Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended
	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000222701
Average Annual Return [Line Items]
Average Annual Return, Percent	28.24%	9.90%
Without Sales Load [Member] | C000222700
Average Annual Return [Line Items]
Average Annual Return, Percent	28.54%	10.10%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.28%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.28%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.11%	10.54%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.11%	10.54%